Annual Total Returns [BarChart] - U.S. Socially Responsible Fund - U.S. Socially Responsible Fund	May 25, 2021
Bar Chart Table:
Annual Return 2011	1.30%
Annual Return 2012	15.23%
Annual Return 2013	35.43%
Annual Return 2014	15.53%
Annual Return 2015	1.11%
Annual Return 2016	10.65%
Annual Return 2017	20.65%
Annual Return 2018	(5.20%)
Annual Return 2019	31.69%
Annual Return 2020	15.85%